DEBT (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2014	2013
Vessels, net, held in ITCL	214,421	263,367
Restricted cash and investments	35,891	66,249